Loans Payable (Tables)	12 Months Ended
Dec. 31, 2020
Loans Payable Disclosure [Abstract]
Schedule of loans payable
	December 31, 2020	December 31, 2019
Term loans	$77,040	$103,800
Less current portion	(28,249)	(25,934)
Non-current portion (excluding PPP loan discussed below)	$48,791	$77,866

Schedule of future principal payments under the term notes
Year Ending December 31,
2021	$28,249
2022	30,133
2023	18,658
Total minimum principal payments	$77,040